WARRANT LIABILITY	12 Months Ended
Mar. 31, 2023
Warrant Liability
WARRANT LIABILITY

NOTE 14. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 12, “Unsecured Notes Payable”):

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	1,120
Exercise of warrants as of March 31, 2022	$6.64	(15,813)	(235)
Fair value adjustment as of March 31, 2022 (1)	–	–	(852)
Warrants outstanding, April 1, 2022	$6.64	33,888	33
Fair value adjustment as of March 31, 2023 (1)	–	(33,888)	(33)
Warrants outstanding, March 31, 2023	$–	–	$–

(1)	The Company recognized a gain of $0.033 million and $0.852 million in the years ended March 31, 2023 and 2022, respectively, to reflect the change in fair value of the underlying warrants. The warrants expired in October 2022 unexercised.